JPMorgan Floating Rate Income Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
S&P UBS LEVERAGED LOAN INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.05%	5.73%	5.13%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		4.44%	3.55%	3.24%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		5.50%	3.52%	3.06%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		7.15%	4.29%	3.73%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.28%	1.81%	1.54%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.17%	2.19%	1.86%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg 1-5 Year Government/Credit Index to the Bloomberg U.S. Aggregate Index.
[2]	Effective 7/1/25 the Fund’s Benchmark name changed from Credit Suisse Leveraged Loan Index to the S&P UBS Leveraged Loan Index.